Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS. PERFORMANCE TABLE

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (MR. HORNBUCKLE) ( A )	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (MR. MURREN) ( A )	COMPENSATION ACTUALLY PAID TO PEO (MR. HORNBUCKLE) ( B )	COMPENSATION ACTUALLY PAID TO PEO (MR. MURREN) ( B )	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ( C )	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ( B )( C )	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ THOUSANDS) ( F )	RELATIVE TSR ( G )
							TOTAL SHAREHOLDER RETURN ( D )	PEER GROUP TOTAL SHAREHOLDER RETURN ( E )

2022	$16,238,075	$—	$6,386,343	$—	$5,467,867	$2,842,563	$101.61	$57.48	$206,731	36th percentile

2021	13,274,524	—	29,119,443	—	5,668,010	9,147,716	135.97	77.17	1,208,389	84th percentile

2020	13,988,135	36,180,335	22,190,584	24,162,737	5,440,857	5,270,119	95.44	88.55	(1,319,907)	23rd percentile

(A)
Amounts represent total compensation as reported for Messrs. Hornbuckle and Murren for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Compensation Tables—Summary Compensation Table.”

( B )
Amounts represent CAP, as computed in accordance with Item 402(v) of Regulation
S-K.
Amounts do not reflect the actual amount of compensation earned by or paid to the PEOs or the NEOs during the applicable year.

Reconciliation of co
m
pensation actually paid to Mr. Hornbuckle, Mr. Murren, and the other NEOs to amounts shown in the Summary Compensation Table

			MINUS	PLUS	PLUS/ (MINUS)	PLUS	PLUS/ (MINUS)	MINUS	EQUALS
	YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF EQUITY AWARDS (1) ($)	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS ($)	FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR ($)	FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)

PEO (Hornbuckle)

	2022	16,238,075	(10,000,000)	10,933,421	(7,210,431)	—	(3,574,722)	—	6,386,343

	2021	13,274,524	(8,000,000)	8,065,872	12,016,295	—	3,762,752	—	29,119,443

	2020	13,988,135	(11,942,950)	23,378,267	(367,494)	—	(240,016)	(2,625,358)	22,190,584

PEO (Murren)

	2020	36,180,335	(10,870,634)	—	(1,037,152)	7,000,000	(612,836)	(6,496,976)	24,162,737

Other Named Executive Officers (Average)

	2022	5,467,867	(3,125,000)	3,416,725	(2,007,681)	—	(909,348)	—	2,842,563

	2021	5,668,010	(3,209,438)	3,489,191	1,883,198	—	1,316,755	—	9,147,716

	2020	5,440,857	(2,866,283)	4,570,363	(202,976)	—	(115,718)	(1,556,124)	5,270,119
The following information is relevant to the above table. The Reported Value of Equity Awards column includes the values originally reported in the Stock Awards column in the Summary Compensation Table (SCT). Fair value computations with respect to Absolute TSR PSUs and Relative TSR PSUs were computed in accordance with FASB ASC 718 using a Monte Carlo simulation. Fair value computations with respect to RSUs were computed based on the value of MGM stock on the date of computation, i.e., the end of the calendar year, the date of vesting, or the date of forfeiture, as the case may be. Footnote (c) below contains the names of the Named Executive Officers included in the averages. No information is presented in this table with regard to equity awards issued with respect to the annual incentive plan that were reported in the
Non-Equity
Incentive Plan Compensation column of the SCT, or with respect to RSUs issued in lieu of salary during 2020 that were reported in the Salary column of the SCT. With respect to Messrs. Murren and Rafiq, both of whom terminated in 2020, a portion of their PSUs became time-vested at termination, but the ultimate payout depended on satisfaction of the performance conditions of such awards; accordingly, their vesting date was treated as the end of the applicable performance period. With respect to Messrs. Murren and Rafiq, both of whom terminated in 2020, a portion of their RSUs became time-vested at termination but were subject to payout on the original vesting dates; since payout on such dates was subject to satisfaction of restrictive covenants that were part of the original terms of the award, the vesting date was treated as the original payment date. A portion of Mr. Murren’s $7 million RSU grant in 2020 was cash settled in 2020; since the original grant was reported in the Stock Award column, the cash settlement was not treated separately from the portion settled in stock.

( C )
Amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Hornbuckle and Mr. Murren) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2022 Mr. Halkyard, Mr. Sanders, Mr. McManus and Mr. Fritz; for 2021 Mr. Halkyard, Mr. Sanders, Mr. Mandadi, and Mr. McManus; and for 2020 Mr. Sanders, Mr. McManus, and Mr. Rafiq.

( D )
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

( E )	Represents the weighted peer group TSR of the companies included in the Dow Jones US Gambling Index.

( F )	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

( G )	Based on the S&P500 Constituents as of January 1 of relevant year.

Company Selected Measure Name	RELATIVETSR
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2022 Mr. Halkyard, Mr. Sanders, Mr. McManus and Mr. Fritz; for 2021 Mr. Halkyard, Mr. Sanders, Mr. Mandadi, and Mr. McManus; and for 2020 Mr. Sanders, Mr. McManus, and Mr. Rafiq.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR of the companies included in the Dow Jones US Gambling Index.
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of co
m
pensation actually paid to Mr. Hornbuckle, Mr. Murren, and the other NEOs to amounts shown in the Summary Compensation Table

			MINUS	PLUS	PLUS/ (MINUS)	PLUS	PLUS/ (MINUS)	MINUS	EQUALS
	YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF EQUITY AWARDS (1) ($)	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS ($)	FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR ($)	FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)

PEO (Hornbuckle)

	2022	16,238,075	(10,000,000)	10,933,421	(7,210,431)	—	(3,574,722)	—	6,386,343

	2021	13,274,524	(8,000,000)	8,065,872	12,016,295	—	3,762,752	—	29,119,443

	2020	13,988,135	(11,942,950)	23,378,267	(367,494)	—	(240,016)	(2,625,358)	22,190,584

PEO (Murren)

	2020	36,180,335	(10,870,634)	—	(1,037,152)	7,000,000	(612,836)	(6,496,976)	24,162,737

Other Named Executive Officers (Average)

	2022	5,467,867	(3,125,000)	3,416,725	(2,007,681)	—	(909,348)	—	2,842,563

	2021	5,668,010	(3,209,438)	3,489,191	1,883,198	—	1,316,755	—	9,147,716

	2020	5,440,857	(2,866,283)	4,570,363	(202,976)	—	(115,718)	(1,556,124)	5,270,119

Non-PEO NEO Average Total Compensation Amount	$ 5,467,867	$ 5,668,010	$ 5,440,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,842,563	9,147,716	5,270,119
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of co
m
pensation actually paid to Mr. Hornbuckle, Mr. Murren, and the other NEOs to amounts shown in the Summary Compensation Table

			MINUS	PLUS	PLUS/ (MINUS)	PLUS	PLUS/ (MINUS)	MINUS	EQUALS
	YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF EQUITY AWARDS (1) ($)	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS ($)	FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR ($)	FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)

PEO (Hornbuckle)

	2022	16,238,075	(10,000,000)	10,933,421	(7,210,431)	—	(3,574,722)	—	6,386,343

	2021	13,274,524	(8,000,000)	8,065,872	12,016,295	—	3,762,752	—	29,119,443

	2020	13,988,135	(11,942,950)	23,378,267	(367,494)	—	(240,016)	(2,625,358)	22,190,584

PEO (Murren)

	2020	36,180,335	(10,870,634)	—	(1,037,152)	7,000,000	(612,836)	(6,496,976)	24,162,737

Other Named Executive Officers (Average)

	2022	5,467,867	(3,125,000)	3,416,725	(2,007,681)	—	(909,348)	—	2,842,563

	2021	5,668,010	(3,209,438)	3,489,191	1,883,198	—	1,316,755	—	9,147,716

	2020	5,440,857	(2,866,283)	4,570,363	(202,976)	—	(115,718)	(1,556,124)	5,270,119

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus TSR 2020-2022
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Income 2020-2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus One-Year Relative TSR vs. S& P 50 0 Constituents
Tabular List [Table Text Block]
Financial Performance Measures
The three most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Shareholder Return (“TSR”).

•	Relative TSR, measured with respect to the S&P 500 Index.

•	Stock Price.

Total Shareholder Return Amount	$ 101.61	135.97	95.44
Peer Group Total Shareholder Return Amount	57.48	77.17	88.55
Net Income (Loss)	$ 206,731,000	$ 1,208,389,000	$ (1,319,907,000)
Company Selected Measure Amount	0.36	0.84	0.23
Cumulative TSR Footnote [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Co Selected Measure Name Footnote [Text Block]	Based on the S&P500 Constituents as of January 1 of relevant year.
Net Income Loss Footnote [Text Block]	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (“TSR”).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR, measured with respect to the S&P 500 Index.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price.
Mr. Hornbuckle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,238,075	$ 13,274,524	$ 13,988,135
PEO Actually Paid Compensation Amount	$ 6,386,343	$ 29,119,443	$ 22,190,584
PEO Name	Hornbuckle	Hornbuckle	Hornbuckle
Mr. Murren [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 36,180,335
PEO Actually Paid Compensation Amount	0	0	$ 24,162,737
PEO Name			Murren
Mr. Murren [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 7,000,000
PEO [Member] | Mr. Hornbuckle [Member] | REPORTED VALUE OF EQUITY AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,000,000)	(8,000,000)	(11,942,950)
PEO [Member] | Mr. Hornbuckle [Member] | YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,933,421	8,065,872	23,378,267
PEO [Member] | Mr. Hornbuckle [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,210,431)	12,016,295	(367,494)
PEO [Member] | Mr. Hornbuckle [Member] | FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Hornbuckle [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,574,722)	3,762,752	(240,016)
PEO [Member] | Mr. Hornbuckle [Member] | FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(2,625,358)
PEO [Member] | Mr. Murren [Member] | REPORTED VALUE OF EQUITY AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,870,634)
PEO [Member] | Mr. Murren [Member] | YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Murren [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,037,152)
PEO [Member] | Mr. Murren [Member] | FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,000,000
PEO [Member] | Mr. Murren [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(612,836)
PEO [Member] | Mr. Murren [Member] | FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,496,976)
Non-PEO NEO [Member] | REPORTED VALUE OF EQUITY AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,125,000)	(3,209,438)	(2,866,283)
Non-PEO NEO [Member] | YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED DURING FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,416,725	3,489,191	4,570,363
Non-PEO NEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED EQUITY AWARDS GRANTED IN PRIOR FISCAL YEARS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,007,681)	1,883,198	(202,976)
Non-PEO NEO [Member] | FAIR VALUE AT VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE AS OF THE VESTING DATE (FROM THE END OF THE PRIOR FISCAL YEAR) OF EQUITY AWARDS GRANTED IN PRIOR YEARS VESTING DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(909,348)	1,316,755	(115,718)
Non-PEO NEO [Member] | FAIR VALUE AS OF END OF PRIOR FISCAL YEAR OF EQUITY AWARDS GRANTED IN PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE FISCAL YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (1,556,124)